Summary of Significant Accounting Policies (Details 4) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator:
Net income	$ 712	$ 175	$ (624)	$ 524	$ 293	$ 361	$ 137	$ 120	$ 787	$ 911	$ 888
Denominator:
Weighted average common shares outstanding									520.7	540.3	539.6
Effect of dilutive potential common shares:
Stock options (in shares)									1.8	2.0	1.3
Restricted stock units (non-participating) (in shares)									0.6	0.2
Weighted average common and dilutive potential common shares outstanding									523.1	542.5	540.9
Earnings per share - Basic	$ 1.41	$ 0.34	$ (1.19)	$ 0.99	$ 0.54	$ 0.67	$ 0.25	$ 0.22	$ 1.51	$ 1.69	$ 1.65
Earnings per share - Diluted	$ 1.40	$ 0.34	$ (1.19)	$ 0.98	$ 0.54	$ 0.67	$ 0.25	$ 0.22	$ 1.50	$ 1.68	$ 1.64
Other Earnings Per Share Disclosures
Antidilutive stock options, exercise price exceeds market price (in shares)									27.2	26.7	25.9
Antidilutive stock options, exercise price exceeds market price, exercise price range, low end of range (in dollars per share)									$ 22.71	$ 27.36	$ 23.13
Antidilutive stock options, exercise price exceeds market price, exercise price range, high end of range (in dollars per share)									$ 62.84	$ 64.53	$ 65.38